iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated February 8, 2023 (the “Supplement”)

to the Summary Prospectus (the “Summary Prospectus”),

Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”)

for each of the funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus, and SAI.

As of February 8, 2023, Amy Whitelaw is no longer a Portfolio Manager for the Funds. All references to Ms. Whitelaw in the Summary Prospectus, Prospectus, and SAI are hereby removed

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of March 1, 2022:

iShares Bloomberg Roll Select Commodity Strategy ETF iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF iShares GSCI Commodity Dynamic Roll Strategy ETF iShares Yield Optimized Bond ETF

Supplement to the Summary Prospectus dated April 26, 2022 and the Prospectus and Statement of Additional Information each dated as of April 6, 2022:

iShares Blockchain and Tech ETF

Supplement to the Summary Prospectus and Prospectus both dated as of August 1, 2022, and to the Statement of Additional Information dated as of August 1, 2022 (as revised October 3, 2022):

iShares Asia 50 ETF

iShares Emerging Markets Infrastructure ETF

iShares Global 100 ETF

iShares Global Comm Services ETF

iShares Global Consumer Discretionary ETF

iShares Global Consumer Staples ETF

iShares Global Energy ETF

iShares Global Financials ETF

iShares Global Healthcare ETF

iShares Global Industrials ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares Global Utilities ETF

iShares India 50 ETF

iShares International Developed Property ETF

iShares International Dividend Growth ETF

iShares Latin America 40 ETF

Supplement to the Summary Prospectus and Prospectus both dated as of August 1, 2022, and to the Statement of Additional Information dated as of August 1, 2022 (as revised January 27, 2023):

iShares Biotechnology ETF

iShares Core S&P 500 ETF

iShares Core S&P Mid-Cap ETF

iShares Core S&P Small-Cap ETF

iShares Core S&P Total U.S. Stock Market ETF

iShares Core S&P U.S. Growth ETF

iShares Core S&P U.S. Value ETF

iShares ESG Screened S&P 500 ETF

iShares ESG Screened S&P Mid-Cap ETF

iShares ESG Screened S&P Small-Cap ETF

iShares Europe ETF

iShares Expanded Tech Sector ETF

iShares Expanded Tech-Software Sector ETF

iShares Factors US Growth Style ETF

iShares Focused Value Factor ETF

iShares International Developed Small Cap Value Factor ETF

iShares JPX-Nikkei 400 ETF

iShares Micro-Cap ETF

iShares Mortgage Real Estate ETF

iShares North American Natural Resources ETF

iShares North American Tech-Multimedia Networking ETF

iShares Preferred and Income Securities ETF

iShares Residential and Multisector Real Estate ETF

iShares Russell 1000 ETF

iShares Russell 1000 Growth ETF

iShares Russell 1000 Value ETF

iShares Russell 2000 ETF

iShares Russell 2000 Growth ETF

iShares Russell 2000 Value ETF

iShares Russell 3000 ETF

iShares Russell Mid-Cap ETF

iShares Russell Mid-Cap Growth ETF

iShares Russell Mid-Cap Value ETF

iShares Russell Top 200 ETF

iShares Russell Top 200 Growth ETF

iShares Russell Top 200 Value ETF

iShares S&P 100 ETF

iShares S&P 500 Growth ETF

iShares S&P 500 Value ETF

iShares S&P Mid-Cap 400 Growth ETF

iShares S&P Mid-Cap 400 Value ETF

iShares S&P Small-Cap 600 Growth ETF

iShares S&P Small-Cap 600 Value ETF

iShares Semiconductor ETF

iShares U.S. Aerospace & Defense ETF

iShares U.S. Broker-Dealers & Securities Exchanges ETF

iShares U.S. Healthcare Providers ETF

iShares U.S. Home Construction ETF

iShares U.S. Infrastructure ETF

iShares U.S. Insurance ETF

iShares U.S. Medical Devices ETF

iShares U.S. Oil & Gas Exploration & Production ETF

iShares U.S. Oil Equipment & Services ETF

iShares U.S. Pharmaceuticals ETF

iShares U.S. Real Estate ETF

iShares U.S. Regional Banks ETF

iShares U.S. Telecommunications ETF

iShares US Small Cap Value Factor ETF

Supplement to the Summary Prospectus dated as of August 1, 2022 and the Prospectus and Statement of Additional Information each dated as of August 1, 2022 (as revised October 3, 2022):

iShares Global Infrastructure ETF

Supplement to the Summary Prospectus, the Prospectus and Statement of Additional Information each dated as of August 1, 2022 (as revised January 27, 2023):

iShares Factors US Value Style ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of August 1, 2022:

iShares Russell 2500 ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of September 1, 2022:

iShares Asia/Pacific Dividend ETF	iShares Emerging Markets Dividend ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2022, and to the Statement of Additional Information dated as of September 1, 2022 (as revised October 3, 2022):

iShares Cohen & Steers REIT ETF

iShares Core Dividend ETF

iShares Core Dividend Growth ETF

iShares Core High Dividend ETF

iShares Core U.S. REIT ETF

iShares Dow Jones U.S. ETF

iShares Global REIT ETF

iShares International Select Dividend ETF

iShares Morningstar Growth ETF

iShares Morningstar Mid-Cap ETF

iShares Morningstar Mid-Cap Growth ETF

iShares Morningstar Mid-Cap Value ETF

iShares Morningstar Small-Cap ETF

iShares Morningstar Small-Cap Growth ETFiShares Morningstar Small-Cap Value ETF

iShares Morningstar U.S. Equity ETF

iShares Morningstar Value ETF

iShares MSCI KLD 400 Social ETF

iShares MSCI USA ESG Select ETF

iShares Select Dividend ETF

iShares U.S. Basic Materials ETF

iShares U.S. Consumer Discretionary ETF

iShares U.S. Consumer Staples ETF

iShares U.S. Energy ETF

iShares U.S. Financial Services ETF

iShares U.S. Financials ETF

iShares U.S. Healthcare ETF

iShares U.S. Industrials ETF

iShares U.S. Technology ETF

iShares U.S. Transportation ETF

iShares U.S. Utilities ETF

Supplement to the Summary Prospectus dated as of September 1, 2022 and the Prospectus and Statement of Additional Information each dated as of September 1, 2022 (as revised October 3, 2022):

iShares International Developed Real Estate ETF

Supplement to the Summary Prospectus and Prospectus both dated as of September 1, 2022 (as revised January 31. 2023), and to the Statement of Additional Information dated as of September 1, 2022 (as revised October 3, 2022):

iShares Global Clean Energy ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2022:

iShares China Large-Cap ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Cybersecurity and Tech ETF

iShares ESG MSCI USA Min Vol Factor ETF

iShares Exponential Technologies ETF

iShares Future Cloud 5G and Tech ETF

iShares Genomics Immunology and Healthcare ETF

iShares International Equity Factor ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Global Multifactor ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares MSCI USA Value Factor ETF

iShares Neuroscience and Healthcare ETF iShares Robotics and Artificial Intelligence Multisector ETF iShares Self-Driving EV and Tech ETF	iShares U.S. Equity Factor ETF iShares U.S. Tech Breakthrough Multisector ETF iShares Virtual Work and Life Multisector ETF

Supplement to the Prospectus and Statement of Additional Information each dated as of December 1, 2022:

iShares Core Aggressive Allocation ETF iShares Core Conservative Allocation ETF iShares Core Growth Allocation ETF iShares Core Moderate Allocation ETF iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware Conservative Allocation ETF iShares ESG Aware Growth Allocation ETF iShares ESG Aware Moderate Allocation ETF iShares Morningstar Multi-Asset Income ETF

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 29, 2022:

iShares Core MSCI Emerging Markets ETF

iShares Emergent Food and AgTech Multisector ETF

iShares ESG Advanced MSCI EAFE ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Advanced MSCI USA ETF

iShares ESG Aware MSCI EAFE ETF

iShares ESG Aware MSCI EM ETF

iShares ESG Aware MSCI USA ETF

iShares ESG Aware MSCI USA Small-Cap ETF

iShares ESG MSCI EM Leaders ETF

iShares ESG MSCI USA Leaders ETF

iShares MSCI Agriculture Producers ETF

iShares MSCI Australia ETF

iShares MSCI Austria ETF

iShares MSCI Belgium ETF

iShares MSCI BIC ETF

iShares MSCI Brazil ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI Canada ETF

iShares MSCI Chile ETF

iShares MSCI China ETF

iShares MSCI China Multisector Tech ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Denmark ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Eurozone ETF

iShares MSCI Finland ETF

iShares MSCI France ETF

iShares MSCI Frontier and Select EM ETF

iShares MSCI Germany ETF

iShares MSCI Germany Small-Cap ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI Global Sustainable Development Goals ETF

iShares MSCI Hong Kong ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Indonesia ETF

iShares MSCI Ireland ETF

iShares MSCI Israel ETF

iShares MSCI Italy ETF

iShares MSCI Japan ETF

iShares MSCI Japan Small-Cap ETF

iShares MSCI Japan Value ETF

iShares MSCI Kuwait ETF

iShares MSCI Malaysia ETF

iShares MSCI Mexico ETF

iShares MSCI Netherlands ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Pacific ex Japan ETF

iShares MSCI Peru ETF

iShares MSCI Philippines ETF

iShares MSCI Poland ETF

iShares MSCI Qatar ETF

iShares MSCI Russia ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI Singapore ETF

iShares MSCI South Africa ETF

iShares MSCI South Korea ETF

iShares MSCI Spain ETF

iShares MSCI Sweden ETF

iShares MSCI Switzerland ETF

iShares MSCI Taiwan ETF

iShares MSCI Thailand ETF

iShares MSCI Turkey ETF

iShares MSCI UAE ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

iShares MSCI USA Equal Weighted ETF

iShares MSCI World ETF

iShares Paris-Aligned Climate MSCI USA ETF

Supplement to the Summary Prospectus and Prospectus both dated as of December 29, 2022 (as revised January 13, 2023) and Statement of Additional Information dated as of December 29, 2022:

iShares MSCI India ETF

Supplement to the Summary Prospectus dated September 21, 2022 and the Prospectus and Statement of Additional Information each dated as of September 6, 2022:

iShares MSCI Water Management Multisector ETF

Supplement to the Summary Prospectus dated November 16, 2022 and the Prospectus and Statement of Additional Information each dated as of September 22, 2022 (as revised November 9, 2022):

iShares Environmentally Aware Real Estate ETF

Supplement to the Summary Prospectus dated November 2, 2022 and the Prospectus and Statement of Additional Information each dated as of October 24, 2022:

iShares Environmental Infrastructure and Industrials ETF

Supplement to the Summary Prospectus dated February 1, 2023 and the Prospectus and Statement of Additional Information each dated as of December 29, 2022:

iShares ESG Aware MSCI USA Growth ETF	iShares ESG Aware MSCI USA Value ETF

Supplement to Prospectus and Statement of Additional Information each dated as of January 31, 2023:

iShares Future Metaverse Tech and Communications ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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